NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED NOVEMBER 27, 2020

TO PROSPECTUSES

Nuveen Investment Trust	Nuveen Investment Trust V
Prospectus dated December 31, 2019	Prospectuses dated January 31, 2020
Prospectus dated October 28, 2020	Prospectus dated April 30, 2020

Nuveen Investment Trust II	Nuveen Investment Funds, Inc.
Prospectus dated December 31, 2019	Prospectus dated February 28, 2020
Prospectus dated October 28, 2020	Prospectus dated April 30, 2020
Prospectus dated October 28, 2020
Nuveen Investment Trust III
Prospectus dated January 31, 2020

1.	The fourth paragraph of the section entitled “How You Can Buy and Sell Shares – What Share Classes We Offer – Class C Shares” is hereby deleted and replaced with the following:

Class C shares automatically convert to Class A shares after 10 years (effective March 1, 2021, 8 years), thus reducing future annual expenses. Conversions occur during the month in which the 10-year (effective March 1, 2021, 8-year) anniversary of the purchase occurs. Class C shares that have been held for longer than 8 years as of March 1, 2021 will convert to Class A shares in March 2021. The automatic conversion is based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. The automatic conversion of Class C shares to Class A shares may not apply to shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion. Furthermore, the availability of the automatic Class C share conversion and the terms under which the conversion takes place may depend on the policies and/or system limitations of the financial intermediary through which you hold your shares. Information on intermediaries’ variations from the Class C share conversion discussed above is disclosed in the appendix to this prospectus, “Variations in Sales Charge Reductions and Waivers Through Certain Intermediaries.” Also, see “How to Reduce Your Sales Charge” below.

2.	The following is added to the end of the section of the Appendix to the Prospectus entitled “Class A Share Front-End Sales Charge Waivers Available at Ameriprise Financial”:

Effective January 15, 2021, the following two sales charge waivers noted above will be eliminated:

•	shares purchased through an Ameriprise Financial investment advisory program; and
•	shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform.

In addition, effective January 15, 2021, the following sales charge waiver from above will be changed to reflect a shorter holding period for the conversion of Class C shares of a Fund as set forth below:

•

shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus otherwise provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus otherwise provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TAXP-1120P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED NOVEMBER 27, 2020

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust	Nuveen Investment Trust V
Statement of Additional Information dated December 31, 2019	Statements of Additional Information dated January 31, 2020
Statement of Additional Information dated October 28, 2020	Statement of Additional Information dated April 30, 2020

Nuveen Investment Trust II	Nuveen Investment Funds, Inc.
Statement of Additional Information dated December 31, 2019	Statement of Additional Information dated February 28, 2020
Statement of Additional Information dated October 28, 2020	Statement of Additional Information dated April 30, 2020
Nuveen Investment Trust III	Statement of Additional Information dated October 28, 2020
Statement of Additional Information dated January 31, 2020

1.

At a meeting of fund shareholders held on November 16, 2020, the following ten nominees were elected to serve as members of the Board of Directors/Trustees of the Nuveen Funds (the “Board”): Jack B. Evans, William C. Hunter, Albin F. Moschner, John K. Nelson, Judith M. Stockdale, Carole E. Stone, Terence J. Toth, Margaret L. Wolff and Robert L. Young, each a current member of the Board, and Matthew Thornton III. Each Board member is an independent director/trustee who will serve an indefinite term until his or her successor is elected.

Matthew Thornton III has over 40 years of broad leadership and operating experience from his career with FedEx Corporation (“FedEx”), which, through its portfolio of companies, provides transportation, e-commerce and business services. In November 2019, Mr. Thornton retired as Executive Vice President and Chief Operating Officer of FedEx Freight Corporation (FedEx Freight), a subsidiary of FedEx, where, from May 2018 until his retirement, he had been responsible for day-to-day operations, strategic guidance, modernization of freight operations and delivering innovative customer solutions. From September 2006 to May 2018, Mr. Thornton served as Senior Vice President, U.S. Operations at Federal Express Corporation (FedEx Express), a subsidiary of FedEx. Prior to September 2006, Mr. Thornton held a range of positions of increasing responsibility with FedEx, including various management positions. In addition, Mr. Thornton currently (since 2014) serves on the Board of Directors of The Sherwin-Williams Company, where he is a member of the Audit Committee and the Nominating and Corporate Governance Committee. He also serves on the Board (since November 2020) of Crown Castle International Corp. Formerly (2012-2018), he was a member of the Board of Directors of Safe Kids Worldwide®, a non-profit organization dedicated to the prevention of childhood injuries. Mr. Thornton is a member (since 2014) of the Executive Leadership Council (ELC), the nation’s premier organization of global black senior executives. He is also a member of the National Association of Corporate Directors (NACD). Mr. Thornton has been recognized by Black Enterprise on its 2017 list of the Most Powerful Executives in Corporate America and by Ebony on its 2016 Power 100 list of the world’s most influential and inspiring African Americans. Mr. Thornton received a B.B.A. degree from the University of Memphis in 1980 and an M.B.A. from the University of Tennessee in 2001.

See the section of your Statement of Additional Information entitled “Management – Board Diversification and Director/Trustee Qualifications” for the biographies of the other members of the Board.

2.	The third paragraph of the section entitled “Purchase and Redemption of Fund Shares – Class C Shares” is hereby deleted and replaced with the following:

Redemption of Class C shares within 12 months of purchase may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the lower of the purchase price or redemption proceeds. Class C shares automatically convert to Class A shares after 10 years (effective March 1, 2021, 8 years), thus reducing future annual expenses. Conversions occur during the month in which the 10-year (effective March 1, 2021, 8-year) anniversary of the purchase occurs. Class C shares that have been held for longer than 8 years as of March 1, 2021 will convert to Class A shares in March 2021. The automatic conversion is based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. The automatic conversion of Class C shares to Class A shares may not apply to shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion. Furthermore, the availability of the automatic Class C share conversion and the terms under which the conversion takes place may depend on the policies and/or system limitations of the financial intermediary through which you hold your shares. Information on intermediaries’ variations from the Class C share conversion discussed above is disclosed in the appendix to the Prospectus, “Variations in Sales Charge Reductions and Waivers Through Certain Intermediaries.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TAXSAI-1120P